INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
INTANCIBLE ASSETS, NET

NOTE 7  -          INTANGIBLE ASSETS, NET

A.      Intangible assets, net, consist of the following:

	US dollars
	December 31,			December 31,
(in thousands)	2015	2015	2015	2014
	Original amount	Accumulated amortization and impairment charges	Unamortized balance	Unamortized balance
GIS database	3,876	3,876	-	295
Brand name	1,177	1,177	-	132
Others	5,472	5,446	26	25
	10,525	10,499	26	452

Amortization and impairment of intangible assets amounted to US$ 430,000, US$ 231,000 and US$ 367,000 for the years ended December 31, 2015, 2014 and 2013, respectively. As of December 31, 2015, the estimated aggregate amortization of intangible assets for the next five years is as follows: 2016-26,000 and thereafter – 0.

B.     Due to the deteriorating results of a certain Israeli subsidiary and the current expectation of management for further decrease its anticipated performance, during 2015 and 2014, the Company recorded an impairment charge for its intangible assets which directly relate to the operations of the subsidiary (which represent a reporting unit).

In order to determine the fair value of such intangible assets, the Company, based on a valuation performed by the management, with the assistance of a third party appraiser, utilized the "Relief from Royalties" valuation method.  Accordingly, certain assumptions and judgments were made in order to determine the future income from which royalties will be derived from and in order to determine the appropriate rate of royalties and rate of discount.

For further details regarding the activities of such subsidiary see note 8B regarding the goodwill impairment recognized in 2015.

As a result of the above, the Company recorded in 2015 and 2014, an impairment loss in an amount of US$ 236,000 and US$ 33,500, respectively, with respect to the GIS database and in 2015 and 2014, an amount of US$ 19,000 and US$ 9,500, respectively, with respect to the Brand name totaling an aggregate impairment charge of US$ 255,000 in 2015 and an aggregate impairment charge of US$ 43,000 in 2014.

The impairment was included in "other expenses, net" (see Note 13).